Accounts Receivable - Summary of trade receivables (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 86,514,680	$ 77,350,250
Receivable from investment banking services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	54,763,265	21,976,920
Receivable from brokers and clearing house [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	21,406,257	19,864,662
Clients' receivables [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 10,345,158	$ 35,508,668